Fourth Quarter Adjustment (Details) (USD $)	3 Months Ended			9 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2014
Fourth Quarter Adjustment [Abstract]
Quarter ended amount	$ 235,366	$ 233,751	$ 158,529	$ 627,646